UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND JANUARY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.6%‡
	Shares	Value

CONSUMER DISCRETIONARY — 13.7%
Cinemark Holdings	2,340	$86,978
Del Frisco’s Restaurant Group *	3,700	73,371
Gentherm *	950	34,941
Krispy Kreme Doughnuts *	5,700	110,979
MDC Partners, Cl A	10,460	249,994
Media General *	3,385	48,405
Motorcar Parts of America *	3,200	83,584
Performance Sports Group *	4,600	85,100
Popeyes Louisiana Kitchen *	600	34,452
Six Flags Entertainment	4,590	197,187

		1,004,991

CONSUMER STAPLES — 0.4%
Calavo Growers	750	30,082

ENERGY — 4.2%
Bonanza Creek Energy *	2,575	67,156
World Fuel Services	4,950	242,401

		309,557

FINANCIALS — 31.3%
BGC Partners, Cl A	6,550	51,287
Bluerock Residential Growth, Cl A REIT	11,500	154,560
Cardinal Financial	4,550	81,035
Cash America International	3,500	72,800
Columbia Banking System	4,830	122,827
EPR Properties REIT	1,775	115,482
Hersha Hospitality Trust, Cl A REIT	21,050	140,614
Howard Hughes *	1,720	224,684
Medical Properties Trust REIT	14,425	221,712
Nelnet, Cl A	1,600	69,984
PacWest Bancorp	5,413	231,433
Physicians Realty Trust REIT	6,700	118,188
Starwood Property Trust REIT	3,900	93,327
Starwood Waypoint Residential Trust REIT	2,935	71,144
Two Harbors Investment REIT	15,075	155,574
United Financial Bancorp	10,551	131,254

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

FINANCIALS — continued
Winthrop Realty Trust REIT	15,350	$245,600

		2,301,505

HEALTH CARE — 7.1%
Globus Medical, Cl A *	5,030	118,607
Ligand Pharmaceuticals *	4,450	253,294
Omnicell *	1,330	42,334
Trinity Biotech ADR	5,625	104,288

		518,523

INDUSTRIALS — 14.6%
Babcock & Wilcox	3,400	92,582
CBIZ *	19,600	162,288
Kaman	4,970	188,959
KAR Auction Services	7,825	266,911
Roadrunner Transportation Systems *	8,400	170,688
Teledyne Technologies *	1,995	189,605

		1,071,033

INFORMATION TECHNOLOGY — 19.8%
ACI Worldwide *	9,992	184,552
Atmel *	12,500	104,125
Belden	600	49,764
Convergys	9,225	176,751
IAC	2,375	144,756
InterDigital	3,370	168,433
j2 Global	2,400	137,856
Knowles *	5,400	114,534
PDF Solutions *	9,250	153,735
Progress Software *	3,250	81,413
Synaptics *	1,100	84,491
TechTarget *	5,300	58,565

		1,458,975

MATERIALS — 4.9%
Innospec	2,835	111,898
Silgan Holdings	4,530	232,887
US Antimony *	30,035	15,009

		359,794

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TELECOMMUNICATION SERVICES — 0.6%
Boingo Wireless *	5,190	$43,855

TOTAL COMMON STOCK (Cost $7,131,239)		7,098,315

SHORT-TERM INVESTMENT(A) — 8.2%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $600,287)	600,287	600,287

TOTAL INVESTMENTS— 104.8% (Cost $7,731,526) †		$7,698,602

Percentages are based on Net Assets of $7,347,643.
*	Non-income producing security.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The reporting rate is the 7-day effective yield as of January 31, 2015.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

As of January 31, 2015, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the quarter ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended January 31, 2015, there were no Level 3 investments.

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $7,731,526, and the unrealized appreciation and depreciation were $399,539 and $(432,463) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CAR-QH-001-0200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 30, 2015